Other Balance Sheet Accounts	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Balance Sheet Accounts	Other Balance Sheet Accounts
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Cash and bank deposits	$823,985	$565,030
Amounts due from third-party credit card processors	7,076	9,904
U.S. treasury securities	5,599	6,996
Corporate debt securities	27,365	7,560
Agency securities	8,749	8,084
Commercial paper	167,248	67,327
Money market funds	439,947	593,696
Certificates of deposit and time deposits	—	9,844
Total cash and cash equivalents	$1,479,969	$1,268,441
The majority of the Group’s cash and cash equivalents are held in bank deposits, money market funds and short-term investments which have a maturity of three months or less to enable us to meet our short-term liquidity requirements. Money market funds are quoted in active markets and are subject to insignificant risk of changes in value. The Group only purchases investment grade securities rated A- and above, which are highly liquid and subject to insignificant risk of changes in value.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Prepaid expenses	$31,527	$23,588
Accrued interest income on short-term investments	3,329	3,072
Other receivables	11,305	1,977
Other current assets	569	1,599
Total prepaid expenses and other current assets	$46,730	$30,236
Other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Marketable equity securities	$100,187	$58,932
Non-marketable equity securities	3,750	3,000
Security deposits	4,873	5,010
Restricted cash	9,174	7,078
Other	6,790	2,702
Total other non-current assets	$124,774	$76,722
As of June 30, 2020 and 2019, the Group had certificates of deposit and time deposits totaling $3.3 million and $3.7 million, respectively, which were classified as long-term and were included in security deposits. The Group’s restricted cash was primarily used for commitments of standby letters of credit related to facility leases and was not available for the Group’s use in its operations.
Trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Trade payables	$30,738	$24,993
Accrued expenses	76,358	53,802
Accrued compensation and employee benefits	72,627	54,507
Sales and indirect taxes	9,009	9,158
Customer deposits	7,897	7,943
Other payables	5,941	7,471
Operating lease payable	—	1,613
Total trade and other payables	$202,570	$159,487
Current provisions
Current provisions consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Employee benefits	$14,291	$8,983
Current provisions for employee benefits include accrued annual leave, long service leave and retention benefits. Long service leave covers all unconditional entitlements where employees have completed the required period of service and those where employees are entitled to pro rata payments.
Non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Employee benefits	$6,036	$3,323
Dilapidation provision	3,457	2,759
Total non-current provisions	$9,493	$6,082
The non-current provision for employee benefits includes long service leave and retention benefits as described above.
The dilapidation provision relates to certain lease arrangements for office space entered into by the Group. These lease arrangements require the Group to restore each premises to its original condition upon lease termination. Accordingly, the Group records a provision for the present value of the estimated future costs to retire right-of-use assets at the expiration of these leases.
Other non-current liabilities
Other non-current liabilities consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Deferred rent	—	33,845
Other	2,173	418
Total other non-current liabilities	$2,173	$34,263